Financial Risk Management (Details) - Schedule of effective interest rates as at the reporting date - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets
Cash and bank balances, Weighted average effective interest rate	0.56%	0.18%
Cash and bank balances, Total	$ 79,093	$ 274,767
Trade and other receivables, Total	4,002,844	486,121
Other assets, Total	2,477,392	13,465,831
Due from associated company, Total	698,323
Due from former group companie, Total	7,829,668
Total Financial Assets, Total	$ 15,087,320	14,226,719
Financial Liabilities
Trade and other liabilities, Weighted average effective interest rate	8.00%
Trade and other liabilities, Floating interest rate	$ 388,576	646,114
Trade and other liabilities, Total	$ 1,020,604
Derivative financial instruments, Weighted average effective interest rate	10.00%
Derivative financial instruments, Floating interest rate	$ 2,409,526	$ 2,321,003
Derivative financial instruments, Total	2,409,526
Trade and other payables, Weighted average effective interest rate		8.00%
Trade and other payables, Total		$ 2,424,717
Amounts due to related companies, Floating interest rate		247,406
Amounts due to related companies, Total		$ 247,406
Lease liability, Weighted average effective interest rate		2.50%
Lease liability, Total		$ 1,829,499
Convertible promissory notes, Weighted average effective interest rate	10.00%	10.00%
Convertible promissory notes, Floating interest rate	$ 7,554,633	$ 4,311,416
Convertible promissory notes, Total	7,554,633	4,311,416
Warrant liabilities, Total	3,566,433
Total Financial Liabilities, Total	14,551,196	8,813,038
Floating interest rate [Member]
Financial Assets
Cash and bank balances, Floating interest rate	594	203,857
Trade and other receivables, Floating interest rate
Other assets, Floating interest rate
Due from associated company, Floating interest rate
Due from former group companies, Floating interest rate
Total Financial Assets, Floating interest rate	594	203,857
Financial Liabilities
Trade and other liabilities, Floating interest rate
Derivative financial instruments, Floating interest rate	2,409,526
Trade and other payables, Floating interest rate
Amounts due to related companies, Floating interest rate
Lease liability, Floating interest rate
Convertible promissory notes, Floating interest rate	7,554,633	4,311,416
Warrant liabilities, Floating interest rate
Total Financial Liabilities, Floating interest rate	9,964,159	4,311,416
Non-interest bearing [Member]
Financial Assets
Cash and bank balances, Non-interest bearing	78,499	70,910
Trade and other receivables, Non-interest bearing	4,002,844	486,121
Other assets, Non-interest bearing	2,477,392	13,465,831
Due from associated company, Non-interest bearing	698,323
Due from former group companies, Non-interest bearing	7,829,668
Total Financial Assets, Non-interest bearing	15,086,726	14,022,862
Financial Liabilities
Trade and other liabilities, Non-interest bearing	1,020,604
Derivative financial instruments, Non-interest bearing
Trade and other payables, Non-interest bearing		2,424,717
Amounts due to related companies, Non-interest bearing		247,406
Lease liability, Non-interest bearing		1,829,499
Convertible promissory notes, Non-interest bearing
Warrant liabilities, Non-interest bearing	3,566,433
Total Financial Liabilities, Non-interest bearing	$ 4,587,037	$ 4,501,622